Trade Receivables and Contract Assets - Summary of Trade Receivables and Contract Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables And Contract Assets [Abstract]
Trade receivables	€ 308,425	€ 218,695
Allowance for expected credit losses	(6,656)	(5,961)	€ (6,544)
Total trade receivables	€ 301,769	€ 212,734